S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 15, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor, Controlling Persons [Table Text Block]

	Before Offering		After Offering
Name and Address of Beneficial Owner(1)	Number of Shares Beneficially Owned	Approximate Percentage of Outstanding Ordinary shares	Number of Shares Beneficially Owned	Approximate Percentage of Outstanding Ordinary shares
Baystar Holding Group Limited(2)	1,541,000	62.3%	1,475,675	17.5%
Casper Holding LP(3)	759,000	30.7%	726,825	8.6%
Fangping Zheng(4)	—	—	—	—
Dan (Cathy) Jiang(4)	—	—	—	—
Joel Mayersohn(4)	—	—	—	—
Jiangang Luo(4)	—	—	—	—
Sanxin Yan(4)	—	—	—	—
EarlyBirdCapital, Inc.(5)	175,000	7.1%	235,000	2.8%
All executive officers, directors and director nominees as a group (5 individuals)(3)	2,300,000	92.9%	2,202,500	26.1%

(1)	Unless otherwise noted, the business address of each of the following entities or individuals is c/o Peace Acquisition Corp, 420 Lexington Avenue, Room 2446, New York NY 10170.

(2)	Baystar Holding Group Limited is the record holder of the founder shares and upon closing of this offering will also be the record holder of the private shares reported herein. Fangping Zheng is the sole director and shareholder of Baystar Holding Group Limited. Accordingly, she is deemed to be the beneficial owner of such shares.

(3)	Casper Holding LP is the record holder of the founder shares and upon closing of this offering will also be the record holder of the private shares reported herein. Casper Management LLC is the general partner of Casper Holding LP and Taylor Zhang is the manager of Casper Management LLC. Accordingly, Taylor Zhang is deemed to be the beneficial owner of such shares.

(4)	Does not include any shares indirectly owned by this individual as a result of his or her partnership interest in Casper Holding LP.

(5)	The address of EarlyBirdCapital, Inc. is 366 Madison Avenue, 8th Floor, New York, NY 10017. David Nussbaum and Steve Levine share dispositive and voting power over the shares held by EarlyBirdCapital, Inc.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private units (and the underlying securities), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Earlier of (i) six months after the date of the consummation of our initial business combination or (ii) subsequent to our initial business combination, we consummate a subsequent liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property	Sponsor, officers, directors and transferees	Transfers permitted to (i) any officer, director, employee, including any family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers at or prior to the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of our sponsor’s limited liability company agreement; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination
Private Placement Units (and Underlying Securities)	Completion of our initial business combination	Same as above	Same as above